Financial Instruments - Summary of Exposure to Credit Risk (Details) - Trade receivables - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	$ 95,093	$ 98,346
Current
Disclosure of credit risk exposure [line items]
Financial assets	74,097	65,907
0-30 days
Disclosure of credit risk exposure [line items]
Financial assets	17,855	26,726
31-60 days
Disclosure of credit risk exposure [line items]
Financial assets	804	979
61-90 days
Disclosure of credit risk exposure [line items]
Financial assets	320	2,191
Over 90 days
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,017	$ 2,543